UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:  28-14341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   March 25,2011

Report Type (Check only one.);

[ ]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: 15,261



List of Other Included Managers:

No.  13F File Number    Name
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATMOS ENERGY CORP              COM              049560105      358    15100 SH       SOLE                    15100
CENTERPOINT ENERGY INC         COM              15189T107      713    56500 SH       SOLE                    56500
COVANTA HOLDING CORP           COM              22282E102      408    18600 SH       SOLE                    18600
DOMINION RESOURCES INC         COM              25746U109      222     6200 SH       SOLE                     6200
ENBRIDGE ENERGY MANAGEMENT     COM              29250X103      457    18700 SH       SOLE                    18700
ENTERGY CORP                   COM              29364G103     1222    14700 SH       SOLE                    14700
EQT CORP                       COM              26884L109      278     8300 SH       SOLE                     8300
EXELON CORP                    COM              30161N101      256     4600 SH       SOLE                     4600
FIRST ENERGY CORP              COM              337932107      899    18500 SH       SOLE                    18500
INTEGRYS ENERGY GROUP INC      COM              45822P105      830    19300 SH       SOLE                    19300
ITC HOLDINGS CORP              COM              465685105      328     7500 SH       SOLE                     7500
KINDER MORGAN MANAGEMENT LLC   COM              49455U100     1897    47447 SH       SOLE                    47447
NICOR INC                      COM              654086107      677    19500 SH       SOLE                    19500
NORTHWEST NATURAL GAS CO       COM              667655104      230     5200 SH       SOLE                     5200
NORTHWESTERN CORP              COM              668074305      437    18600 SH       SOLE                    18600
PEPCO HOLDINGS INC             COM              713291102     1442    81200 SH       SOLE                    81200
PORTLAND GENERAL ELECTRIC CO   COM              736508847      422    21700 SH       SOLE                    21700
PUBLIC SERVICE ENTERPRISE GRP  COM              744573106      347    11900 SH       SOLE                    11900
QUANTA SERVICES INC            COM              74762E102      275    13900 SH       SOLE                    13900
SEMPRA ENERGY                  COM              816851109     1270    29800 SH       SOLE                    29800
SOUTHWESTERN ENERGY            COM              845467109      214     7400 SH       SOLE                     7400
SUNPOWER CORP-CLASS B          COM              867652307      304    10000 SH       SOLE                    10000
TRANSCANADA CORP               COM              89353D107      996    36700 SH       SOLE                    36700
WISCONSIN ENERGY CORP          COM              976657106      776    18500 SH       SOLE                    18500

